Stockholders' Equity Deficiency - Common Stock Issued to Consultants for Services (Details Narrative) - USD ($)	1 Months Ended				2 Months Ended	12 Months Ended
	Jul. 31, 2015	May 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Nov. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for services, shares	31,000	32,500			51,316
Common stock issued for services, value	$ 61,000	$ 115,000			$ 100,000	$ 276,000	$ 338,900
Twenty Twelve Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for services, shares			4,000	7,895
Common stock issued for services, value			$ 14,800	$ 30,000
Employment Contracts [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for services, shares							79,098
Common stock issued for services, value							$ 294,100